Share-based Compensation (Details) ¥ in Thousands					1 Months Ended							12 Months Ended
	Apr. 01, 2021 shares	Mar. 27, 2019 shares	Apr. 01, 2018 shares	Mar. 31, 2018	Jan. 31, 2024 CNY (¥)	Nov. 30, 2023 CNY (¥)	May 31, 2023 CNY (¥)	Mar. 31, 2023	Feb. 28, 2023 shares	Apr. 30, 2021	Jan. 31, 2015 shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	May 31, 2023 $ / shares	Apr. 30, 2023 $ / shares	Dec. 31, 2022 $ / shares	Apr. 30, 2014 shares
Share-based Compensation
Options granted												349,337	868,278	1,482,452
Exercise price | $ / shares												$ 0.01	$ 0.01	$ 0.01
Exercise price | $ / shares												$ 0.01	$ 0.01	$ 0.01			$ 0.1
Restricted Share Units
Share-based Compensation
Number of RSU granted												0	0
Requisite service period													9 months 18 days	1 year 1 month 6 days
Incremental cost of modification recognized immediately | ¥					¥ 0
Incremental cost of modification | ¥					¥ 22,823
2014 Incentive Plan
Share-based Compensation
Number of shares authorized to issue																		3,200,000
Vesting period											4 years
Expiration period			10 years	4 years							4 years
2014 Incentive Plan | Maximum [Member]
Share-based Compensation
Number of shares authorized to issue											5,117,613
Second Amended 2018 Plan
Share-based Compensation
Number of shares authorized to issue		7,700,000
Second Amended 2018 Plan | Maximum [Member]
Share-based Compensation
Annual increase in outstanding share capital (as a percent)		10.00%
Second Amended 2018 Plan | Minimum [Member]
Share-based Compensation
Annual increase in outstanding share capital (as a percent)		2.00%
2018 Plan
Share-based Compensation
Number of shares authorized to issue			7,111,447
Number of shares available for future grant												260,451
2021 Plan
Share-based Compensation
Number of shares authorized to issue	1,734,760
Annual increase in outstanding share capital (as a percent)	2.00%
Vesting period								1 year 1 month 6 days
Plan term										2 years
Expiration period										10 years
Incremental cost of modification | ¥						¥ 31,681
2021 Plan | Vesting quarterly
Share-based Compensation
Vesting percentage												50.00%
2021 Plan | Vesting based on performance
Share-based Compensation
Vesting percentage												50.00%
2021 Plan | Maximum [Member]
Share-based Compensation
Vesting period										4 years
2021 Plan | Minimum [Member]
Share-based Compensation
Vesting period										2 years
2021 Plan | Vested options
Share-based Compensation
Incremental cost of modification recognized immediately | ¥							¥ 485
2021 Plan | Unvested options
Share-based Compensation
Incremental cost of modification | ¥							¥ 521
2021 Plan | Restricted Share Units
Share-based Compensation
Number of RSU granted														2,923,077
2023 Plan
Share-based Compensation
Number of shares authorized to issue									3,000,000
Expiration period									10 years
Number of shares available for future grant												1,703,812
2023 Plan | Vesting quarterly
Share-based Compensation
Vesting percentage									50.00%
2023 Plan | Vesting based on performance
Share-based Compensation
Vesting percentage									50.00%
2023 Plan | Upon satisfaction of service condition
Share-based Compensation
Vesting period									1 year
2023 Plan | Upon satisfaction of service and performance condition
Share-based Compensation
Vesting period									3 years
Second Amended 2018 Plan and the 2021 Plan
Share-based Compensation
Exercise price | $ / shares															$ 0.01	$ 0.1